Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: May 10, 2023

Payment Date	5/15/2023
Collection Period Start	4/1/2023
Collection Period End	4/30/2023
Interest Period Start	4/17/2023
Interest Period End	5/14/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$49,883,454.29	$14,339,654.71	$35,543,799.58	0.080598	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$213,367,454.29	$14,339,654.71	$199,027,799.58

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$216,758,664.88	$202,419,010.17	0.149223
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$216,758,664.88	$202,419,010.17
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$49,883,454.29	1.60000%	30/360	$66,511.27
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$213,367,454.29			$301,124.16

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$216,758,664.88	$202,419,010.17
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$216,758,664.88	$202,419,010.17
Number of Receivables Outstanding	27,846	26,945
Weighted Average Contract Rate	4.62%	4.63%
Weighted Average Remaining Term (months)	25	24

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$810,583.16
Principal Collections	$14,323,022.18
Liquidation Proceeds	$65,310.82
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$15,198,916.16
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$15,198,916.16

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$180,632.22	$180,632.22	$—	$—	$15,018,283.94
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,018,283.94
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,018,283.94
Interest - Class A-3 Notes	$66,511.27	$66,511.27	$—	$—	$14,951,772.67
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$14,784,982.92
First Allocation of Principal	$—	$—	$—	$—	$14,784,982.92
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$14,764,748.46
Second Allocation of Principal	$—	$—	$—	$—	$14,764,748.46
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$14,742,366.21
Third Allocation of Principal	$—	$—	$—	$—	$14,742,366.21
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$14,717,159.78
Fourth Allocation of Principal	$10,948,444.12	$10,948,444.12	$—	$—	$3,768,715.66
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,768,715.66
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$377,505.07
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$377,505.07
Remaining Funds to Certificates	$377,505.07	$377,505.07	$—	$—	$—
Total	$15,198,916.16	$15,198,916.16	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$216,758,664.88	$202,419,010.17
Note Balance	$213,367,454.29	$199,027,799.58
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	4	$16,632.53
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	69	$65,310.82
Monthly Net Losses (Liquidation Proceeds)			$(48,678.29)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.02)%
Second Preceding Collection Period			(0.09)%
Preceding Collection Period			0.07%
Current Collection Period			(0.28)%
Four-Month Average Net Loss Ratio			(0.08)%
Cumulative Net Losses for All Periods			$1,384,491.26
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.32%	66	$641,213.39
60-89 Days Delinquent	0.11%	17	$225,336.55
90-119 Days Delinquent	0.03%	5	$56,285.88
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.46%	88	$922,835.82

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$12,718.95
Total Repossessed Inventory		4	$53,305.74

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		22	$281,622.43
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.11%
Preceding Collection Period			0.10%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.12	0.06%	9	0.03%